Schedule of Investments (unaudited) April 30, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 4.5%
Black Belt Energy Gas District, RB, 4.00%, 10/01/52(a)	$2,925	$2,908,790
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	540	549,038
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	1,320	1,351,669
Series D, Sub Lien, 7.00%, 10/01/51	4,335	4,605,040
Health Care Authority of the City of Huntsville, RB, Series B1, (AGM), 3.00%, 06/01/50	2,375	1,770,389
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,170	1,188,267
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	5,290	5,256,784
Series A-1, 5.50%, 01/01/53	1,960	2,115,577
Series B, 4.00%, 12/01/51	6,290	6,221,892

		25,967,446

Arizona — 2.5%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	225	198,429
Series A, 5.00%, 07/01/49	210	189,077
Series A, 5.00%, 07/01/54	165	146,261
Arizona Industrial Development Authority, Refunding RB, Series A, 5.38%, 07/01/50(b)	1,185	1,115,235
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	500	423,317
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,825	1,649,937
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, Series A, 5.00%, 07/01/35(b)	275	272,753
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49(b)	350	310,472
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/54(b)	210	184,371
Series A, 4.13%, 09/01/38	820	824,621
Maricopa County Pollution Control Corp., Refunding RB, Series B, 3.60%, 04/01/40	1,250	1,095,709
Salt Verde Financial Corp., RB 5.00%, 12/01/32	5,635	5,983,863
5.00%, 12/01/37	2,000	2,080,210

		14,474,255

Arkansas(b) — 0.5%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	1,920	1,717,161
Series A, AMT, 4.75%, 09/01/49	1,175	1,079,783

		2,796,944

California — 14.6%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	3,355	3,336,403
California Community Choice Financing Authority, RB, Series B-1, 4.00%, 02/01/52(a)	11,505	11,562,088
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36	350	349,978
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	2,315	2,727,371

Security	Par (000)	Value

California (continued)
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	$855	$847,850
California Health Facilities Financing Authority, RB, 4.00%, 11/15/45	1,460	1,405,500
California Health Facilities Financing Authority, Refunding RB
5.00%, 08/01/55	1,500	1,521,037
Series A, 5.00%, 07/01/23(c)	1,765	1,770,535
Series A, 4.00%, 03/01/39	890	850,950
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	780	679,845
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	205	206,526
Series A, 5.25%, 08/15/49	510	513,099
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(b)	2,130	2,129,847
California School Finance Authority, Refunding RB, Series A, 5.00%, 07/01/51(b)	1,700	1,705,318
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	2,015	2,030,314
Series I, 5.50%, 11/01/31	3,100	3,141,221
Series I, 5.50%, 11/01/33	1,500	1,520,041
Series I, 5.00%, 11/01/38	1,065	1,076,509
California Statewide Communities Development Authority, Refunding RB(b)
Series A, 5.00%, 06/01/36	990	979,386
Series A, 5.00%, 06/01/46	1,220	1,138,127
City of Los Angeles Department of Airports, ARB AMT, 5.25%, 05/15/47	4,400	4,732,266
Series B, AMT, 5.00%, 05/15/46	4,050	4,106,546
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/46	1,265	1,342,337
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	525	363,116
CSCDA Community Improvement Authority, RB, M/F Housing(b)
4.00%, 10/01/56	245	198,653
4.00%, 12/01/56	355	254,776
Series A, 4.00%, 06/01/58	1,500	1,170,473
Senior Lien, 3.13%, 06/01/57	1,290	887,070
Series A, Senior Lien, 4.00%, 12/01/58	655	506,882
Indio Finance Authority, Refunding RB, Series A, (BAM), 4.50%, 11/01/52	2,405	2,403,480
Kern Community College District, GO, Series C, 5.50%, 11/01/23(c)	2,155	2,180,145
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	3,810	3,586,265
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J, 5.25%, 05/15/23(c)	5,015	5,018,626
Riverside County Public Financing Authority, RB, 5.25%, 11/01/25(c)	2,000	2,127,118
Riverside County Transportation Commission, Refunding RB, Class B1, Senior Lien, 4.00%, 06/01/46	2,255	2,169,378
Sacramento Area Flood Control Agency, Refunding SAB 5.00%, 10/01/43	4,725	4,937,176

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Sacramento Area Flood Control Agency, Refunding SAB (continued) 5.00%, 10/01/47	$3,345	$3,476,753
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	720	721,121
Series A, AMT, 5.25%, 05/01/33	560	560,797
San Marcos Unified School District, GO, CAB(d)
Series B, Election 2010, 0.00%, 08/01/33	3,000	2,221,008
Series B, Election 2010, 0.00%, 08/01/43	2,500	1,092,590
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(c)	490	496,428
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	830	852,105

		84,897,054

Colorado — 2.2%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	250	216,599
City & County of Denver Colorado Airport System Revenue, ARB
Series B, 5.25%, 11/15/32	1,750	1,770,319
Series A, AMT, 5.50%, 11/15/28	500	504,945
Series A, AMT, 5.50%, 11/15/30	225	227,256
Series A, AMT, 5.50%, 11/15/31	270	272,727
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	1,290	1,212,417
Series D, AMT, 5.75%, 11/15/45	1,315	1,484,751
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/38(d)	1,835	930,387
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(b)	320	301,540
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(b)	425	375,823
Colorado Health Facilities Authority, RB 5.25%, 11/01/39	595	643,404
5.50%, 11/01/47	370	397,411
5.25%, 11/01/52	920	966,668
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	1,610	1,510,042
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,325	1,336,441
Denver International Business Center Metropolitan District No. 1, GO, Series A, 4.00%, 12/01/48	495	426,581

		12,577,311

Connecticut — 0.5%
State of Connecticut, GO, Series A, 4.00%, 01/15/37	3,015	3,106,695

Delaware — 0.2%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	1,260	1,287,488

District of Columbia — 4.1%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	11,500	11,822,897
District of Columbia, Refunding RB 5.00%, 10/01/48	2,525	2,579,967
Series A, 6.00%, 07/01/23(c)	820	823,683
District of Columbia, TA, 5.13%, 06/01/41	690	691,253

Security	Par (000)	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	$5,985	$5,619,023
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Series A, 4.00%, 07/15/46	1,310	1,295,621
Series A, 4.13%, 07/15/47	1,285	1,276,802

		24,109,246

Florida — 6.2%
Brevard County Health Facilities Authority, Refunding RB
Series A, 5.00%, 04/01/47	1,365	1,440,734
Series A, 5.00%, 04/01/52	1,945	2,032,589
Capital Trust Agency, Inc., RB
Series A, 5.00%, 06/01/45(b)	190	164,754
Series A, 5.00%, 12/15/49	140	133,760
Series A, 5.00%, 12/15/54	125	119,045
Series A, 5.50%, 06/01/57(b)	100	88,506
Celebration Pointe Community Development District No. 1, SAB 5.00%, 05/01/32	200	200,597
5.00%, 05/01/48	530	495,970
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,450	1,457,069
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	575	582,470
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 5.25%, 10/01/23(c)	500	504,060
County of Miami-Dade Seaport Department, ARB(c)
Series A, 5.50%, 10/01/23	2,125	2,144,416
Series A, 6.00%, 10/01/23	7,515	7,598,973
Series B, AMT, 6.00%, 10/01/23	1,775	1,791,524
Series B, AMT, 6.25%, 10/01/23	310	313,201
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.25%, 10/01/52	1,455	1,547,266
Series D, AMT, 6.00%, 10/01/23(c)	735	741,842
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	1,665	452,519
Series A-2, 0.00%, 10/01/47	1,610	411,511
Series A-2, 0.00%, 10/01/48	1,135	272,815
Series A-2, 0.00%, 10/01/49	935	211,304
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	5,330	5,588,724
(AGM), 5.75%, 09/01/54	955	1,054,614
Florida Development Finance Corp., RB 6.50%, 06/30/57(b)	750	741,785
Series A, 5.00%, 06/15/56	115	111,315
AMT, 5.00%, 05/01/29(b)	180	168,461
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(b)	105	84,628
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/23(c)	1,170	1,178,515
Lakewood Ranch Stewardship District, SAB 5.25%, 05/01/37	180	181,598
5.38%, 05/01/47	185	184,013

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	$15	$15,018
Orange County Health Facilities Authority, Refunding RB, 5.00%, 08/01/41	1,000	1,033,966
Osceola Chain Lakes Community Development District, SAB 4.00%, 05/01/40	270	234,041
4.00%, 05/01/50	260	204,861
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(c)	1,585	1,587,463
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(e)(f)	1,670	1,057,991

		36,131,918

Georgia — 4.1%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	435	389,920
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(c)	715	746,715
Georgia Ports Authority, ARB, 4.00%, 07/01/47	1,480	1,485,716
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	540	570,587
Series A, 5.00%, 05/15/36	540	562,905
Series A, 5.00%, 05/15/37	595	611,578
Series A, 5.00%, 05/15/38	325	332,066
Series A, 5.00%, 05/15/49	7,195	7,082,729
Series A, 5.00%, 06/01/53(a)	5,160	5,434,982
Municipal Electric Authority of Georgia, RB 4.00%, 01/01/49	1,200	1,057,619
4.00%, 01/01/59	3,525	3,162,806
Series A, 5.00%, 07/01/52	1,870	1,937,094
Municipal Electric Authority of Georgia, Refunding RB, 4.00%, 01/01/51	520	450,730

		23,825,447

Hawaii — 0.4%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	1,000	1,014,110
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	250	250,973
AMT, 5.25%, 08/01/26	810	813,215

		2,078,298

Idaho — 0.9%
Idaho Health Facilities Authority, RB 4.00%, 12/01/43	605	569,661
Series 2017, 5.00%, 12/01/46	805	820,928
Idaho Housing & Finance Association, RB, (GTD), 5.50%, 05/01/52	1,250	1,338,064
Idaho Housing & Finance Association, Refunding RB
(GTD), 4.00%, 05/01/42	1,400	1,367,370
(GTD), 4.00%, 05/01/52	1,095	991,268

		5,087,291

Illinois — 12.2%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,035	1,070,851
Series A, 5.00%, 12/01/40	535	539,163
Series A, 5.00%, 12/01/47	100	98,425
Series C, 5.25%, 12/01/35	2,790	2,818,698
Series D, 5.00%, 12/01/46	3,605	3,563,267

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, GO (continued)
Series H, 5.00%, 12/01/36	$495	$500,410
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,215	1,236,654
Series D, 5.00%, 12/01/27	1,600	1,652,664
Series D, 5.00%, 12/01/31	150	154,512
Series F, 5.00%, 12/01/23	290	290,833
Series G, 5.00%, 12/01/34	710	726,837
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/41	1,010	1,014,188
Chicago O’Hare International Airport, ARB, Class A, AMT, Senior Lien, 5.50%, 01/01/55	2,565	2,719,564
Chicago O’Hare International Airport, Refunding ARB, Series B, Senior Lien, 5.00%, 01/01/53	1,585	1,648,105
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Senior Lien, 4.00%, 12/01/49	2,210	2,015,893
City of Chicago Illinois Wastewater Transmission Revenue, RB, 2nd Lien, 5.00%, 01/01/42	1,375	1,376,317
Cook County Community College District No. 508, GO 5.50%, 12/01/38	2,670	2,677,540
5.25%, 12/01/43	3,850	3,851,321
Illinois Finance Authority, RB, Series A, 5.00%, 02/15/37	480	485,472
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 07/15/47	3,920	3,744,682
Series C, 4.00%, 02/15/27(c)	70	73,354
Series C, 4.00%, 02/15/41	1,470	1,449,886
Series C, 5.00%, 02/15/41	1,600	1,664,931
Illinois Housing Development Authority, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	3,690	4,066,373
Illinois State Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	2,000	2,066,594
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	280	284,630
Series A, 5.00%, 06/15/57	2,745	2,753,400
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM-TCRS), 0.00%, 12/15/56(d)	2,165	403,656
Metropolitan Pier & Exposition Authority, Refunding RB 4.00%, 06/15/50	2,315	1,996,099
Series B, (AGM), 0.00%, 06/15/44(d)	8,680	3,207,859
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, 0.00%, 12/15/54(d)	3,020	587,348
State of Illinois, GO 5.25%, 02/01/31	730	737,057
5.25%, 02/01/32	2,500	2,524,828
5.50%, 07/01/33	3,000	3,010,896
5.50%, 07/01/38	620	622,393
5.00%, 02/01/39	1,640	1,645,853
Series A, 5.00%, 04/01/35	3,500	3,513,912
Series A, 5.00%, 04/01/38	5,020	5,040,728
Series B, 5.25%, 05/01/43(g)	1,115	1,204,863
Series D, 5.00%, 11/01/28	505	542,185
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	180	192,652
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,360	1,373,132

		71,148,025

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana — 1.9%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	$1,090	$1,108,025
AMT, 7.00%, 01/01/44	4,625	4,691,674
Indiana Finance Authority, RB(c)
Series A, AMT, 5.00%, 07/01/23	3,075	3,081,651
Series A, AMT, 5.25%, 07/01/23	560	561,638
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,780	1,781,442

		11,224,430

Iowa — 0.1%
Iowa Student Loan Liquidity Corp, Refunding RB, Series B, AMT, 3.00%, 12/01/39	400	376,288

Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	400	366,093

Kentucky — 1.6%
Kentucky Economic Development Finance Authority, Refunding RB, CAB, Series B, (NPFGC), 0.00%, 10/01/24(d)	5,000	4,769,245
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	2,950	2,903,915
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43	1,655	1,887,435

		9,560,595

Louisiana — 0.7%
Lafayette Parish School Board Sale Tax Revenue, RB 4.00%, 04/01/48	555	522,834
4.00%, 04/01/53	355	323,805
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,000	1,013,479
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/33	1,450	1,468,360
Series A, 5.25%, 05/15/35	780	783,888

		4,112,366

Maryland — 0.4%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	135	132,972
Maryland Economic Development Corp., RB, Class B, AMT, 5.25%, 06/30/47	1,550	1,587,896
Maryland Health & Higher Educational Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	455	468,003

		2,188,871

Massachusetts — 3.2%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45(g)	2,240	2,201,530
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	1,810	2,005,788
Series C, 5.00%, 10/01/52	1,875	2,055,688
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	4,555	4,569,471
Massachusetts Development Finance Agency, Refunding RB 5.00%, 01/01/41	525	526,957
5.00%, 01/01/45	375	376,234

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued) 5.00%, 07/01/47	$4,985	$5,122,257
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	685	662,661
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	1,220	1,281,736

		18,802,322

Michigan — 4.4%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,013
Grand Traverse County Hospital Finance Authority, RB, Series A, 5.00%, 07/01/44	1,110	1,136,096
Michigan Finance Authority, RB, 4.00%, 02/15/50	5,250	4,887,787
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 10/15/52	555	532,929
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 5.00%, 10/01/48	12,960	13,189,198
Series A, AMT, 4.15%, 10/01/53	4,615	4,036,214
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,680	1,702,549

		25,489,786

Minnesota — 2.6%
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/49	1,790	1,826,541
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	5,760	5,556,303
Series A, 5.25%, 02/15/53	615	635,557
Series A, 5.25%, 02/15/58	3,050	3,144,007
Minnesota Higher Education Facilities Authority, RB, Series A, 5.00%, 10/01/47	1,495	1,569,798
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	2,150	2,348,056

		15,080,262

Mississippi — 0.2%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	1,190	1,208,232
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 08/01/23(c)	260	261,280

		1,469,512

Missouri — 1.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB 5.50%, 05/01/43	345	345,000
Series A, 4.00%, 07/01/46	1,830	1,749,004
Series C, 4.00%, 11/15/49	3,455	3,193,584
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	3,435	3,518,337
St Louis County Industrial Development Authority, Refunding RB, 5.00%, 09/01/37	500	453,854

		9,259,779

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Montana — 0.0%
City of Kalispell Montana, Refunding RB, Series A, 5.25%, 05/15/37	$125	$110,478

New Hampshire(b) — 0.6%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	2,350	1,977,121
Series B, AMT, 3.75%, 07/01/45(a)	270	204,188
Series C, AMT, 4.88%, 11/01/42	1,260	1,094,843

		3,276,152

New Jersey — 11.5%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	2,390	2,423,441
5.25%, 11/01/44	2,250	2,267,910
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37	645	6,624
New Jersey Economic Development Authority, ARB, AMT, 5.13%, 09/15/23	880	876,387
New Jersey Economic Development Authority, RB 5.00%, 12/15/28(c)	1,375	1,554,114
5.00%, 06/15/43	2,335	2,460,595
Series EEE, 5.00%, 06/15/48	6,405	6,694,737
AMT, (AGM), 5.00%, 01/01/31	530	533,757
AMT, 5.38%, 01/01/43	1,500	1,503,372
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	1,570	1,481,110
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(c)	775	851,731
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	6,251	6,558,644
5.75%, 04/01/31	705	691,235
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	4,980	4,683,152
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	1,810	1,655,833
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	665	537,896
New Jersey Transportation Trust Fund Authority, RB Series A, 5.00%, 06/15/28	500	527,273
Series AA, 5.50%, 06/15/39	3,845	3,854,843
Series AA, 5.00%, 06/15/44	1,355	1,357,828
Series AA, 5.00%, 06/15/45	415	423,468
Series AA, 4.00%, 06/15/50	1,730	1,589,998
Series S, 5.25%, 06/15/43	1,145	1,221,576
Series S, 5.00%, 06/15/46	4,980	5,223,512
New Jersey Turnpike Authority, RB
Series B, 5.00%, 01/01/46	5,385	5,880,835
Series E, 5.00%, 01/01/45	2,810	2,870,286
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,605	1,699,872
Series A, 5.25%, 06/01/46	4,415	4,599,622
Sub-Series B, 5.00%, 06/01/46	3,170	3,144,944

		67,174,595

Security	Par (000)	Value

New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	$100	$87,377

New York — 21.7%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	500	508,372
City of New York, GO
Series A-1, 4.00%, 09/01/46	1,550	1,506,899
Series B, 5.25%, 10/01/39	1,030	1,185,825
Series B, 5.25%, 10/01/40	790	906,543
Series C, 5.00%, 08/01/43	1,870	2,037,952
Series D, 5.00%, 12/01/43	2,380	2,547,019
Series D-1, 4.00%, 03/01/42	455	453,549
Series F-1, 4.00%, 03/01/47	4,410	4,241,406
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/39	910	924,890
Series C, 4.00%, 11/15/33	100	100,020
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.00%, 11/15/25	100	103,108
Series C-1, 5.00%, 11/15/26	65	68,037
Series C-1, 4.75%, 11/15/45	6,795	6,877,661
Series C-1, 5.00%, 11/15/50	575	589,757
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	1,760	1,679,783
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.20%, 11/01/44	3,000	2,942,145
Series H, 2.55%, 11/01/45	925	644,164
New York City Municipal Water Finance Authority, RB, Series AA-1, 5.25%, 06/15/52	1,080	1,208,809
New York City Municipal Water Finance Authority, Refunding RB
Series BB-1, 4.00%, 06/15/45	810	804,967
Series DD, 4.13%, 06/15/46	7,250	7,170,591
Series DD, 4.13%, 06/15/47	3,430	3,386,991
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 4.00%, 11/01/45	5,000	4,893,430
Series A-1, Subordinate, 4.00%, 08/01/48	2,240	2,155,091
Series B-1, Subordinate, 4.00%, 08/01/48	2,500	2,419,477
Series F-1, Subordinate, 5.00%, 02/01/47	3,260	3,541,729
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,300	3,300,488
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(b)	1,175	1,176,030
Series 1, 5.00%, 11/15/44(b)	6,110	5,894,836
Series A, 2.88%, 11/15/46	530	376,433
Series A, 3.00%, 11/15/51	2,040	1,477,933
Series A, (BAM-TCRS), 3.00%, 11/15/51	1,270	890,819
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/55	2,685	2,540,762
New York State Dormitory Authority, RB, Series A, 4.00%, 03/15/47	810	794,597
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	1,200	1,172,861
Series A, 5.00%, 03/15/45	1,530	1,630,444
Series A, 4.00%, 03/15/47	3,830	3,746,617
Series A, 4.00%, 03/15/48	1,420	1,371,318
New York State Thruway Authority, Refunding RB Series A, 4.00%, 03/15/42	750	753,842

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority, Refunding RB (continued)
Series B, Subordinate, 4.00%, 01/01/45	$3,110	$2,994,463
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/46	7,220	6,981,523
Series A, 4.00%, 03/15/49	4,625	4,489,145
New York State Urban Development Corp., Refunding RB 4.00%, 03/15/45	6,575	6,444,914
4.00%, 03/15/49	2,205	2,115,204
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/40	2,250	2,349,380
Series A, AMT, 5.00%, 07/01/46	1,600	1,583,325
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,910	2,005,084
AMT, 4.00%, 10/31/46	425	370,140
Port Authority of New York & New Jersey, ARB 4.00%, 09/01/45	2,500	2,501,567
218th Series, AMT, 4.00%, 11/01/47	380	360,919
Port Authority of New York & New Jersey, Refunding ARB 194th Series, 5.25%, 10/15/55	3,605	3,726,020
Series 223, AMT, 4.00%, 07/15/41	1,150	1,127,046
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	6,855	6,699,906
Series A, 5.00%, 05/15/48	900	988,831
Series A, 5.25%, 05/15/57	1,640	1,807,410
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	945	1,013,533
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	976	970,225
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	210	207,196

		126,761,026

North Carolina — 0.4%
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	2,335	2,549,127

North Dakota — 0.2%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,035	1,063,442

Ohio — 2.7%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, 4.00%, 06/01/48	915	808,826
Series B-2, Class 2, 5.00%, 06/01/55	8,645	8,055,575
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 11/01/44	450	439,486
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	435	447,803
Series A, 4.00%, 12/01/44	555	528,583
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	590	656,973
County of Hamilton Ohio, Refunding RB 4.00%, 08/15/50	2,415	2,250,906

Security	Par (000)	Value

Ohio (continued)
County of Hamilton Ohio, Refunding RB (continued)
Series A, 3.75%, 08/15/50	$1,155	$1,021,910
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	860	791,787
State of Ohio, RB, AMT, 5.00%, 06/30/53	870	870,590

		15,872,439

Oklahoma — 0.9%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37	400	389,694
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	2,225	2,069,323
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	1,040	1,018,615
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48(g)	240	237,794
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	1,435	1,432,121

		5,147,547

Oregon — 0.5%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	1,445	749,116
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	470	244,059
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	1,630	1,799,474

		2,792,649

Pennsylvania — 5.1%
Bristol Township School District, GO, (SAW), 5.25%, 06/01/23(c)	1,530	1,532,397
Montgomery County Higher Education and Health Authority, Refunding RB 4.00%, 09/01/51	2,260	2,037,343
Series A, 5.00%, 09/01/48	385	394,183
Series A, 4.00%, 09/01/49	615	558,764
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	205	194,482
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/42	3,680	3,689,664
AMT, 5.75%, 06/30/48	1,405	1,526,503
AMT, 5.25%, 06/30/53	2,330	2,412,039
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	480	480,431
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	3,695	3,602,780
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	2,990	2,800,213
Pennsylvania Turnpike Commission, RB Series A, 5.00%, 12/01/44	1,535	1,560,105
Series A, Subordinate, 4.00%, 12/01/46	2,065	1,984,339
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	810	785,799

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB
Series B-2, (AGM), 5.00%, 06/01/35	$3,110	$3,336,122
Series C, 4.00%, 12/01/51	2,355	2,236,103
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	440	470,900

		29,602,167

Puerto Rico — 4.7%
Commonwealth of Puerto Rico, GO, Series A1, Restructured, 5.75%, 07/01/31	1,596	1,720,072
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	5,908	5,546,673
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(d)	12,023	3,269,210
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	11,913	11,456,291
Series A-2, Restructured, 4.78%, 07/01/58	3,256	3,015,756
Series A-2, Restructured, 4.33%, 07/01/40	2,333	2,167,100
Series B-1, Restructured, 4.75%, 07/01/53	164	153,327
Series B-2, Restructured, 4.78%, 07/01/58	159	147,554

		27,475,983

Rhode Island — 0.3%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	250	238,650
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	800	808,744
Series A, 5.00%, 06/01/40	950	952,184

		1,999,578

South Carolina — 5.6%
Charleston County Airport District, ARB(c)
Series A, AMT, 5.50%, 07/01/23	1,000	1,002,816
Series A, AMT, 6.00%, 07/01/23	1,155	1,159,182
Charleston County Airport District, RB, Series A, AMT, 5.50%, 07/01/23(c)	1,810	1,815,097
County of Charleston South Carolina, ARB, 5.25%, 12/01/23(c)	3,295	3,332,547
South Carolina Jobs-Economic Development Authority, RB(b) 5.00%, 01/01/40	385	362,438
5.00%, 01/01/55	335	285,265
South Carolina Jobs-Economic Development Authority, Refunding RB 5.00%, 02/01/38	2,710	2,757,040
Series A, 5.00%, 05/01/43	2,430	2,485,210
Series A, 5.00%, 05/01/48	3,395	3,446,489
South Carolina Ports Authority, ARB, AMT, 5.25%, 07/01/25(c)	1,085	1,123,234
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	4,810	4,853,550
Series E, 5.50%, 12/01/53	2,040	2,049,980
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	1,755	1,764,805
Series A, 5.00%, 12/01/55	465	467,616

Security	Par (000)	Value

South Carolina (continued)
South Carolina Public Service Authority, Refunding RB (continued)
Series C, 5.00%, 12/01/46	$1,795	$1,806,159
Series E, 5.25%, 12/01/55	3,750	3,806,066

		32,517,494

Tennessee — 1.5%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	740	757,237
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
Series A, 4.00%, 10/01/49	445	342,954
Series A, 5.25%, 10/01/58	2,445	2,388,146
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.25%, 07/01/35	950	1,065,159
Series B, AMT, 5.50%, 07/01/36	795	901,112
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	3,130	3,367,141

		8,821,749

Texas — 8.8%
Arlington Higher Education Finance Corp., RB(b) 7.50%, 04/01/62	965	1,024,329
7.88%, 11/01/62	815	838,167
City of Austin Texas Airport System Revenue, ARB AMT, 5.00%, 11/15/39	665	674,594
Series B, AMT, 5.00%, 11/15/44	1,980	2,054,628
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	150	150,036
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	100	101,674
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	595	594,985
Series A, AMT, 5.00%, 07/01/27	100	101,879
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	230	231,500
Cypress-Fairbanks Independent School District, GO, (PSF), 4.00%, 02/15/48(g)	1,415	1,390,403
Dallas Fort Worth International Airport, Refunding RB, Series E, AMT, 5.50%, 11/01/27	2,500	2,523,870
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	670	659,382
Harris County-Houston Sports Authority, Refunding RB(d)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(c)	2,300	1,082,789
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/36	13,075	6,002,183
Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/38	4,750	2,032,306
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	730	731,330
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(d)	10,540	5,672,322
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	180	156,860
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(c)(d)	640	318,063
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	3,185	3,135,569

7

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Port Authority of Houston of Harris County Texas, ARB, 4.00%, 10/01/46	$2,110	$2,034,749
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	1,370	1,431,049
Tarrant County Cultural Education Facilities Finance Corp., RB 5.00%, 11/15/51	1,280	1,356,395
Series A, 4.00%, 07/01/53	1,435	1,307,040
Series A, 5.00%, 07/01/53	880	915,978
Series B, 5.00%, 07/01/48	4,955	5,101,891
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	95	82,960
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA COLL), 3.75%, 09/01/49	1,240	1,202,845
Texas Private Activity Bond Surface Transportation Corp., RB
AMT, 5.00%, 06/30/58	3,110	3,112,637
AMT, Senior Lien, 5.00%, 12/31/55	975	967,362
Texas Transportation Commission State Highway 249 System, RB, CAB(d) 0.00%, 08/01/40	500	191,459
0.00%, 08/01/41	2,000	717,536
0.00%, 08/01/42	2,345	788,237
Texas Water Development Board, RB 4.45%, 10/15/36	675	742,225
4.00%, 10/15/45	1,810	1,796,329

		51,225,561

Utah — 0.4%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	995	1,013,983
Series A, AMT, 5.00%, 07/01/48	955	974,663
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/39(b)	100	93,872
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	135	125,706

		2,208,224

Vermont — 0.0%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	250	238,309

Virginia — 2.6%
Ballston Quarter Community Development Authority, TA
Series A, 5.00%, 03/01/26	290	277,366
Series A, 5.13%, 03/01/31	755	636,572
Front Royal & Warren County Industrial Development Authority, RB, 4.00%, 01/01/50	865	801,010
Hampton Roads Transportation Accountability Commission, RB
Series A, 4.00%, 07/01/52	2,780	2,672,395
Series A, Senior Lien, 4.00%, 07/01/50	1,265	1,204,016
Series A, Senior Lien, 4.00%, 07/01/55	1,575	1,511,527
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,010	947,665

Security	Par (000)	Value

Virginia (continued)
Virginia Housing Development Authority, RB, M/F Housing, Series G, 5.05%, 11/01/47	$1,825	$1,926,457
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 12/01/49	5,310	5,114,528

		15,091,536

Washington — 1.2%
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project, Refunding RB, Series A, 5.00%, 01/01/26(c)	2,335	2,466,094
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,615	1,661,520
Series C, AMT, 5.00%, 04/01/40	1,050	1,063,545
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/43(b)	2,165	1,827,585

		7,018,744

West Virginia — 0.1%
City of Martinsburg West Verginia, RB, M/F Housing, Series A-1, 4.63%, 12/01/43	570	551,744

Wisconsin — 1.8%
Public Finance Authority, RB
Series A, 5.00%, 07/01/55(b)	120	104,436
Series A-1, 4.50%, 01/01/35(b)	210	187,206
AMT, 4.00%, 09/30/51	5,615	4,584,221
AMT, 4.00%, 03/31/56	1,835	1,453,173
Public Finance Authority, Refunding RB(b) 5.25%, 05/15/52	735	636,051
5.00%, 09/01/54	115	88,162
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/51	3,280	3,048,330
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	660	663,890

		10,765,469

Total Municipal Bonds — 140.3%
(Cost: $820,152,398)		817,769,112

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Alabama — 1.2%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53	6,702	7,105,210

Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	7,685	8,389,460
County of Adams Colorado, Refunding COP, 4.00%, 12/01/45	1,180	1,145,636

		9,535,096

District of Columbia — 0.4%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	2,361	2,303,528

Florida — 0.9%
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45(i)	5,672	5,057,702

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 1.6%
Main Street Natural Gas, Inc., RB, Series B, 5.00%, 12/01/52	$9,020	$9,448,382

Iowa — 0.4%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	2,740	2,580,642

Nebraska — 0.9%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53	5,241	5,468,970

New York — 1.3%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	5,159	5,016,615
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	2,820	2,575,154

		7,591,769

Rhode Island — 0.9%
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	5,570	5,146,532

West Virginia — 0.7%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(i)	4,222	4,005,850

Wisconsin — 1.5%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	3,070	2,919,825
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing
Series A, 4.10%, 11/01/43	2,658	2,495,065
Series A, 4.45%, 05/01/57	3,322	3,118,831

		8,533,721

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 11.4%
(Cost: $68,745,414)		66,777,402

Total Long-Term Investments — 151.7%
(Cost: $888,897,812)		884,546,514

Security	Shares	Value

Short-Term Securities

Money Market Funds — 5.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.27%(j)(k)	28,933,328	$28,930,435

Total Short-Term Securities — 5.0%
(Cost: $28,928,668)		28,930,435

Total Investments — 156.7%
(Cost: $917,826,480)		913,476,949
Other Assets Less Liabilities — 1.5%		8,676,554
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.3)%		(36,481,704)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (51.9)%		(302,700,000)

Net Assets Applicable to Common Shares — 100.0%		$582,971,799

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 1, 2026 to February 15, 2028, is $5,152,987.

(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,826,073	$26,103,379	(a)	$—	$(151)	$1,134	$28,930,435	28,933,328	$276,499	$—

(a)	Represents net amount purchased (sold).

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Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Trust II (BLE)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	115	06/21/23	$13,277	$(417,755)
U.S. Long Bond	184	06/21/23	24,265	(929,555)
5-Year U.S. Treasury Note	100	06/30/23	10,995	(262,350)

				$(1,609,660)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$817,769,112	$—	$817,769,112
Municipal Bonds Transferred to Tender Option Bond Trusts	—	66,777,402	—	66,777,402
Short-Term Securities
Money Market Funds	28,930,435	—	—	28,930,435

	$28,930,435	$884,546,514	$—	$913,476,949

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(1,609,660)	$—	$—	$(1,609,660)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(36,111,734)	$—	$(36,111,734)
VMTP Shares at Liquidation Value	—	(302,700,000)	—	(302,700,000)

	$—	$(338,811,734)	$—	$(338,811,734)

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Trust II (BLE)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

11